S-K 1603, SPAC Sponsor; Conflicts of Interest	Jul. 08, 2025
SPAC Insider [Member]
spac [Line Items]
Conflict of Interest, Description [Text Block]	Our insiders will directly or indirectly own 1,437,500 insider shares (up to 187,500 ordinary shares of which are subject to forfeiture depending on the extent to which the underwriters’ over-allotment option is exercised) and, accordingly, may have a conﬂict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination.
Initial Shareholders [Member]
spac [Line Items]
Conflict of Interest, Description [Text Block]	The approximately $0.017 per share price that our initial shareholders paid for the insider shares creates an incentive whereby our sponsor, directors and ofﬁcers could potentially make a substantial proﬁt even if the company selects an acquisition target that subsequently declines in value and is unproﬁtable for public investors.
SPAC Officers and Directors [Member]
spac [Line Items]
Conflict of Interest, Description [Text Block]	Each of our ofﬁcers and directors may have a conﬂict of interest with respect to evaluating a particular business combination if the retention or resignation of any such ofﬁcers and directors was included by a target business as a condition to any agreement with respect to our initial business combination
Business Combination [Member]
spac [Line Items]
Conflict of Interest, Description [Text Block]	The insider shares owned by our insiders will be released from lock-up restrictions only if a business combination is successfully completed and subject to certain other limitations. Additionally, our insiders will not receive distributions from the trust account with respect to any of their insider shares if we do not complete a business combination. Furthermore, our insiders have agreed that the private units will not be sold or transferred by them until after we have completed our initial business combination. In addition, our insiders may loan funds to us after this offering and may be owed reimbursement for expenses incurred in connection with certain activities on our behalf which would only be repaid if we complete an initial business combination. For the foregoing reasons, the personal and ﬁnancial interests of our directors and executive ofﬁcers may inﬂuence their motivation in identifying and selecting a target business, completing a business combination in a timely manner and securing the release of their shares.
Other Blank Check Company [Member]
spac [Line Items]
Conflict of Interest, Description [Text Block]	Our ofﬁcers and directors may in the future become afﬁliated with entities, including other blank check companies, engaged in business activities similar to those intended to be conducted by our company.
Allocating Management [Member]
spac [Line Items]
Conflict of Interest, Description [Text Block]	Our ofﬁcers and directors are not required to commit any speciﬁed amount of time to our affairs, and, accordingly, may have conﬂicts of interest in allocating management time among various business activities. Other than the foregoing, we do not intend to have any full-time employees prior to the completion of our initial business combination. Each of our ofﬁcers is engaged in several other business endeavors for which he or she may be entitled to substantial compensation, and our ofﬁcers are not obligated to contribute any speciﬁc number of hours per week to our affairs.
Other Business Activities [Member]
spac [Line Items]
Conflict of Interest, Description [Text Block]	In the course of their other business activities, our ofﬁcers and directors may become aware of investment and business opportunities which may be appropriate for presentation to our company as well as the other entities with which they are afﬁliated. Our management has pre-existing ﬁduciary duties and contractual obligations and may have conﬂicts of interest in determining to which entity a particular business opportunity should be presented. As a result, our ofﬁcers or directors may present a potential target to our competitor that would have been presented to us or devote time to our affairs which may have a negative impact on our ability to complete our initial business combination.
Sponsor [Member]
spac [Line Items]
Conflict of Interest, Description [Text Block]	Our insiders are not prohibited from sponsoring, or otherwise becoming involved with, any other blank check companies prior to completing our initial business combination. Accordingly, if any of our ofﬁcers or directors becomes aware of a business combination opportunity that is suitable for an entity to which he or she has then current ﬁduciary or contractual obligations, he or she will honor his or her ﬁduciary or contractual obligations to present such opportunity to such entity and only present it to us if such entity rejects the opportunity, subject to his or her ﬁduciary duties under Cayman Islands law. We do not believe, however, that any ﬁduciary duties or contractual obligations of our directors or ofﬁcers would materially undermine our ability to complete our business combination.